Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balances	$ 74,483
Balances	74,299	$ 74,483
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	173,607	150,704
Adjustment on initial application of IAS 29	4,939
Adjusted balances	178,546
Acquisitions	11,139	11,512
Disposals	(1,294)	(704)
Transfer		0
Transfer to Intangible	121
Translation differences and inflation adjustment	(7,035)	12,095
Balances	181,477	173,607
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	99,124	84,720
Adjustment on initial application of IAS 29	3,684
Adjusted balances	102,808
Depreciation of the year	9,504	7,883
Disposals	(1,237)	(413)
Translation differences and inflation adjustment	(3,897)	6,934
Balances	107,178	99,124
Land, building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balances	42,221
Balances	40,167	42,221
Land, building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	54,655	48,312
Adjustment on initial application of IAS 29	1,358
Adjusted balances	56,013
Acquisitions	289	632
Disposals	0	0
Transfer		199
Transfer to Intangible	(298)
Translation differences and inflation adjustment	(2,631)	5,512
Balances	53,373	54,655
Land, building and improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	12,434	10,449
Adjustment on initial application of IAS 29	568
Adjusted balances	13,002
Depreciation of the year	925	777
Disposals	0	0
Translation differences and inflation adjustment	(721)	1,208
Balances	13,206	12,434
Plant and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balances	12,013
Balances	12,638	12,013
Plant and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	54,389	45,287
Adjustment on initial application of IAS 29	0
Adjusted balances	54,389
Acquisitions	4,551	2,487
Disposals	0	0
Transfer		2,466
Transfer to Intangible	278
Translation differences and inflation adjustment	(1,989)	4,149
Balances	57,229	54,389
Plant and production equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	42,376	35,307
Adjustment on initial application of IAS 29	0
Adjusted balances	42,376
Depreciation of the year	3,852	3,021
Disposals	0	0
Translation differences and inflation adjustment	(1,637)	4,048
Balances	44,591	42,376
Vehicles furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balances	14,252
Balances	14,914	14,252
Vehicles furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	40,479	37,693
Adjustment on initial application of IAS 29	3,444
Adjusted balances	43,923
Acquisitions	4,263	4,659
Disposals	(520)	(355)
Transfer		(2,466)
Transfer to Intangible	172
Translation differences and inflation adjustment	(1,119)	948
Balances	46,719	40,479
Vehicles furniture and fixtures | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	26,227	23,391
Adjustment on initial application of IAS 29	3,030
Adjusted balances	29,257
Depreciation of the year	3,607	3,057
Disposals	(464)	(238)
Translation differences and inflation adjustment	(595)	17
Balances	31,805	26,227
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balances	1,467
Balances	1,725	1,467
Works in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	1,467	1,001
Adjustment on initial application of IAS 29	48
Adjusted balances	1,515
Acquisitions	900	456
Disposals	0	0
Transfer		0
Transfer to Intangible	(584)
Translation differences and inflation adjustment	(106)	10
Balances	1,725	1,467
Works in progress | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Adjustment on initial application of IAS 29	0
Adjusted balances	0
Depreciation of the year	0	0
Disposals	0	0
Translation differences and inflation adjustment	0	0
Balances	0	0
Others
Disclosure of detailed information about property, plant and equipment [line items]
Balances	4,530
Balances	4,855	4,530
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	22,617	18,411
Adjustment on initial application of IAS 29	89
Adjusted balances	22,706
Acquisitions	1,136	3,278
Disposals	(774)	(349)
Transfer		(199)
Transfer to Intangible	553
Translation differences and inflation adjustment	(1,190)	1,476
Balances	22,431	22,617
Others | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	18,087	15,573
Adjustment on initial application of IAS 29	86
Adjusted balances	18,173
Depreciation of the year	1,120	1,028
Disposals	(773)	(175)
Translation differences and inflation adjustment	(944)	1,661
Balances	$ 17,576	$ 18,087